Other assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets1 [Abstract]
Accounts receivable financial instruments	$ 2,996	$ 4,844
Prepaid expenses	3,342	2,174
Prepaid fees and commissions	468	451
Interest receivable - deposits	1,307	1,603
IT projects under development	5,113	1,802
Improvement project under development	709	396
Severance fund	2,508	2,169
Other	1,914	2,156
Other assets	$ 18,357	$ 15,595